Document and Entity Information Document	Dec. 04, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Dec. 04, 2025
Entity File Number	1-35779
Entity Registrant Name	USA Compression Partners, LP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2771546
Entity Address, Address Line One	8115 Preston Road
Entity Address, Address Line Two	Suite 700
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	545-0440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	USAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001522727
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	8117 Preston Road
Entity Address, Address Line Two	Suite 510A
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75225